Significant Transactions - Disclosure of assets and liabilities of CIBC Firstcaribbean (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Jan. 31, 2020	Nov. 01, 2019	Oct. 31, 2019	Apr. 30, 2019
Disclosure Of Significant Transactions [Line Items]
Allowance for credit losses	$ 3,064	$ 1,948		$ 1,915	$ 1,751
Lease liability			$ 1,712
CIBC FirstCaribbean [Member]
Disclosure Of Significant Transactions [Line Items]
Allowance for credit losses	412
Net intercompany receivables	689
CIBC FirstCaribbean [Member] | Other Liabilities [member]
Disclosure Of Significant Transactions [Line Items]
Lease liability	63
CIBC FirstCaribbean [Member] | Land Building And Equipment [Member]
Disclosure Of Significant Transactions [Line Items]
Right of use assets	$ 62